Unearned Revenue/Accrued Revenue, detail (Details) - USD ($) $ in Thousands	Jun. 30, 2016	Dec. 31, 2015
Deferred Revenue Arrangement [Line Items]
Current liability	$ 1,436	$ 1,956
Total Unearned Revenue	1,436	1,956
Accrued Revenue [Abstract]
Resulting from revenue earned prior to cash being received - Current asset	417	87
Resulting from varying charter rates - Non Current asset	1,008	918
Total Accrued Revenue	1,425	1,005
Cash received in advance of service provided
Deferred Revenue Arrangement [Line Items]
Current liability	$ 1,436	$ 1,956